Useful Lives of Property Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Building and Building Improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful lives	5 years
Building and Building Improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful lives	45 years
Machinery and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful lives	3 years
Machinery and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful lives	25 years
Furniture and Fixtures | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful lives	3 years
Furniture and Fixtures | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful lives	10 years